March 1, 2011

Deborah O’Neal-Johnson

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:       T. Rowe Price Capital Appreciation Fund (the “Registrant” or “Fund”)

File Nos.:  033-05646 / 811-04519

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A.

We are submitting this filing pursuant to Rule 485(a) in order to make material changes to the prospectuses for the T. Rowe Price Capital Appreciation Fund and T. Rowe Price Capital Appreciation Fund – Advisor Class. Such material changes reflect an increase from 15% to 25% with respect to the Fund’s limit on noninvestment-grade debt securities and loans (as set forth in a prospectus sticker filed with the Commission on January 3, 2011) as well as the addition of bank loans to the Fund’s principal investment strategies. All changes to the prospectuses since the Registrant’s last filing pursuant to Rule 485(b) have been marked.

If you have any questions, please do not hesitate to call the undersigned at 410-345-6646, or in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/ Brian R. Poole

Brian R. Poole

Vice President and Legal Counsel, T. Rowe Price Associates, Inc.